SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Segment Customer Vessel Subsidiary Agreement Charter	Dec. 31, 2019 USD ($) Customer Charter	Dec. 31, 2018 USD ($) Customer
Cash, Cash Equivalents and Restricted Cash [Abstract]
Original maturities of deposits classified as cash and cash equivalents	3 months
Vessels [Abstract]
Estimate useful life of vessel	25 years
Market rates for the initial period	2 years
Historical and average spot market rate	15 years
Salvage value of the vessel	$ 8,000,000.0
Drydocking [Abstract]
Period when vessels are required to be drydocked, minimum	30 months
Period when vessels are required to be drydocked, maximum	60 months
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements | Agreement	2
Post Retirement Benefits [Abstract]
Expense (gain) recognized	$ (71,000)	$ (10,970,000)	$ (860,000)
Segment Information [Abstract]
Number of segments | Segment	1
Number of types of vessel | Vessel	1
Income Tax [Abstract]
Income tax rate	0.00%
Income tax expense	$ 64,000	71,000	79,000
Concentration of Risk [Abstract]
Accounts receivable, net	6,300,000	24,600,000
Provision for credit losses	25,000,000	0
Recent Accounting Pronouncements [Abstract]
Right of Use Assets	$ 1,219,000	1,412,000
Chief Executive Officer and Chief Financial Officer [Member]
Post Retirement Benefits [Abstract]
Expense (gain) recognized		$ (200,000)	$ (700,000)
Ballast Tank [Member]
Drydocking [Abstract]
Improvements amortized over a period	8 years
Norwegian Tax Administration [Member]
Income Tax [Abstract]
Number of wholly owned subsidiaries | Subsidiary	2
Income tax rate	22.00%	22.00%	23.00%
Income tax expense	$ 64,000	$ 71,000	$ 79,000
Accounts Receivable [Member] | Two Charterers [Member]
Concentration of Risk [Abstract]
Number of charterers accounted for outstanding amount | Charter	2
Accounts Receivable [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Number of charterers accounted for outstanding amount | Charter		3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Charterers [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	39.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		48.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer One [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	22.00%	19.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Two [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	17.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Three [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage		14.00%
Revenues [Member] | Customer Concentration Risk [Member]
Concentration of Risk [Abstract]
Number of customers | Customer			0
Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Risk [Abstract]
Number of customers | Customer	1	1
Concentration of credit risk percentage	11.40%	13.70%
ASC 842 [Member]
Recent Accounting Pronouncements [Abstract]
Right of Use Assets		$ 500,000	$ 1,900,000
Lease liability		$ 500,000	$ 1,900,000